FINANCIAL RISK MANAGEMENT - FINANCIAL DEBT WITH THIRD PARTY (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of risk management strategy related to hedge accounting [abstract]
Secured bank loans received	$ 398,346	$ 303,350
Notes and debentures issued	21,055	156,596
Unsecured bank loans received	56,392	71,353
Finance lease liabilities	12,625	3,636
Cash and cash equivalents	141,762	194,035	$ 184,020	$ 211,440	$ 211,440
Contingent value instrument		0	$ 0
Net debt	$ 344,529	$ 340,900